Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500

The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500:
	December 31,
(THOUSANDS OF DOLLARS)	2025	2024
Net assets available for plan benefits per the financial statements	$423,309	$395,838
Amounts allocated to withdrawing participants	(47)	(7)
Deemed distributions	(356)	(504)
Net assets available for plan benefits per Form 5500	$422,906	$395,327

The following is a reconciliation of benefits paid to participants, including rollovers, per the financial statements to the Form 5500:
(THOUSANDS OF DOLLARS)	Year Ended December 31, 2025
Benefits paid to participants, including rollovers, per the financial statements	$28,259
Amounts allocated to withdrawing participants and deemed distributions at end of year	403
Amounts allocated to withdrawing participants and deemed distributions at beginning of year	(511)
Benefits paid to participants, including rollovers, per Form 5500	$28,151